Document and Entity Information	Jul. 13, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001692819
Document Type	8-K
Document Period End Date	Jul. 13, 2020
Entity Registrant Name	VISTRA CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-38086
Entity Tax Identification Number	36-4833255
Entity Address, Address Line One	6555 Sierra Drive
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75039
City Area Code	(214)
Local Phone Number	812-4600
Entity Information, Former Legal or Registered Name	Vistra Energy Corp.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	VST
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants
Trading Symbol	VST.WS.A
Security Exchange Name	NYSE